VIE - Non-consolidated (Details 8) - CHF (SFr) SFr in Millions	Jun. 30, 2023	Dec. 31, 2022
VIE Disclosures
Trading assets	SFr 37,238	SFr 65,955
Net loans	251,287	268,104
Other assets	27,904	41,753
Assets	483,735	530,039
Other liabilities	15,308	16,826
Liabilities	437,602	481,563
Non-consolidated VIEs
VIE Disclosures
Trading assets	4,579	6,664
Net loans	17,012	16,027
Other assets	907	1,019
Assets	22,498	23,710
Maximum exposure to loss	27,492	32,730
Non-consolidated VIE assets	261,096	265,484
Non-consolidated VIEs | Collateralized debt or loan obligations
VIE Disclosures
Trading assets	227	214
Net loans	138	314
Other assets	9	6
Assets	374	534
Maximum exposure to loss	377	547
Non-consolidated VIE assets	8,640	9,713
Non-consolidated VIEs | CP Conduit
VIE Disclosures
Trading assets	0	0
Net loans	66	1,440
Other assets	0	0
Assets	66	1,440
Maximum exposure to loss	133	4,374
Non-consolidated VIE assets	274	7,297
Non-consolidated VIEs | Financial intermediation - Securitizations
VIE Disclosures
Trading assets	2,126	3,877
Net loans	3,152	2,521
Other assets	0	3
Assets	5,278	6,401
Maximum exposure to loss	6,554	9,514
Non-consolidated VIE assets	42,842	79,322
Non-consolidated VIEs | Financial intermediation - Funds
VIE Disclosures
Trading assets	583	750
Net loans	1,983	1,934
Other assets	119	122
Assets	2,685	2,806
Maximum exposure to loss	2,685	2,806
Non-consolidated VIE assets	161,867	115,900
Non-consolidated VIEs | Financial intermediation - Loans
VIE Disclosures
Trading assets	7	7
Net loans	10,142	7,617
Other assets	77	4
Assets	10,226	7,628
Maximum exposure to loss	13,603	9,999
Non-consolidated VIE assets	36,439	38,632
Non-consolidated VIEs | Financial intermediation - Other
VIE Disclosures
Trading assets	1,636	1,816
Net loans	1,531	2,201
Other assets	702	884
Assets	3,869	4,901
Maximum exposure to loss	4,140	5,490
Non-consolidated VIE assets	SFr 11,034	SFr 14,620